Cash and cash equivalents - Non-cash and other movements, within operating activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents.
Share-based payments charge for the period	$ 719	$ 660	$ 579
Settlement of share plan awards	(353)	(618)	(650)
Pension contributions	(186)	(166)	(188)
Pension charges recorded in Operating profit	65	86	55
Long-term provision charges recorded in Operating profit	203	106	460
Loss/(gain) on disposal of Property, plant and equipment	13	4	(41)
Update to the contractual relationships for Beyfortus			(729)
Foreign exchange and other	201	(193)	128
Total operating activities non-cash and other movements	$ 662	$ (121)	$ (386)